SUPPLEMENT DATED DECEMBER 1, 2004

                       TO PROSPECTUS DATED MAY 1, 2004 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VL SEPARATE ACCOUNT - C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE INFORMATION UNDER SECTION "AVAILABLE SUB-ACCOUNTS" IS REVISED AS FOLLOWS:

     -------------------------------------------------------------------------------------------------------------------------------
                       FUND                      MANAGEMENT      OTHER      12B-1     TOTAL UNDERLYING   WAIVER AND/OR     TOTAL
                                                    FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE      UNDERLYING
                                                                                      EXPENSES BEFORE    REIMBURSEMENT  MUTUAL FUND
                                                                                     ANY FEE WAIVER OR                    EXPENSES
                                                                                          EXPENSE
                                                                                       REIMBURSEMENT
     -------------------------------------------------------------------------------------------------------------------------------
     AIM Variable Insurance Funds - AIM V.I.        0.75%         0.38%      0.00%          1.13%            0.00%            1.13%
     Capital Development Fund: Series I Shares
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Dreyfus Stock Index Fund, Inc.: Initial        0.25%         0.03%      0.00%          0.28%            0.00%            0.28%
     Shares
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Dreyfus Variable Investment Fund -             1.00%         0.49%      0.00%          1.49%            0.08%            1.41%1
     International Value Portfolio: Initial
     Shares
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Fidelity Variable Insurance Products           0.58%         0.09%      0.10%          0.77%            0.03%           0.74%
     Fund - VIP Growth Portfolio: Service
     Class
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Gartmore Variable Insurance Trust -            0.30%         0.24%      0.00%          0.54%            0.00%            0.54%
     Dreyfus GVIT Mid Cap Index Fund: Class I
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Gartmore Variable Insurance Trust -            0.75%         0.23%      0.00%          0.98%            0.00%            0.98%
     Gartmore GVIT Mid Cap Growth Fund -
     Class I
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Gartmore Variable Insurance Trust - GVIT       0.95%         0.24%      0.00%          1.19%            0.00%            1.19%
     Small Cap Growth Fund: Class I
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           1.15%         3.19%      0.25%          4.59%            3.19%           1.40%1
     Trust - AMT Fasciano Portfolio: Class S
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           0.85%         0.13%      0.00%          0.98%            0.00%           0.98%1
     Trust - AMT Guardian Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           0.84%         0.05%      0.00%          0.89%            0.00%           0.89%1
     Trust - AMT Mid-Cap Growth Portfolio:
     Class I
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Advisers Management           0.83%         0.08%      0.00%          0.91%            0.00%           0.91%1
     Trust - AMT Partners Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     One Group Investment Trust - Mid Cap           0.74%         0.23%      0.00%          0.97%            0.02%           0.95%1
     Value Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     PIMCO Variable Insurance Trust - Real          0.25%         0.41%      0.00%          0.66%            0.01%           0.65%1
     Return Portfolio: Administrative Class
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     Royce Capital Fund - Royce Micro-Cap           1.25%         0.11%      0.00%          1.36%            0.00%            1.36%
     Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Series, Inc. - T.         0.85%         0.00%      0.25%          1.10%            0.00%            1.10%
     Rowe Price Equity Income Portfolio:
     Class II
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Series, Inc. - T.         0.85%         0.00%      0.25%          1.10%            0.00%            1.10%
     Rowe Price Mid-Cap Growth Portfolio:
     Class II
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Series, Inc. - T.         0.85%         0.00%      0.00%          0.85%            0.00%            0.85%
     Rowe Price New America Growth Portfolio
     -------------------------------------------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------------------------------------------
     The Universal Institutional Funds, Inc.        0.80%         0.41%      0.00%          1.21%            0.00%           1.21%2
     - Emerging Markets Debt Portfolio: Class
     I
     -------------------------------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Insurance Trust -            1.00%         0.43%      0.00%          1.43%            0.03%           1.40%2
     Worldwide Emerging Markets Fund: Initial
     Class
     -------------------------------------------------------------------------------------------------------------------------------

1 The fund has contractually agreed to reimburse total expenses in excess of this amount. The length of the contractual agreement varies by underlying mutual fund, but extends until at least December 31, 2004. Please refer to the underlying mutual funds' prospectuses for more detail.

2 The fund has voluntarily agreed to reimburse total expenses in excess of this amount. The arrangement may be discontinued by the fund at any time.
                                                       * * *



T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE MID-CAP GROWTH PORTFOLIO:
CLASS II
This underlying mutual fund is only available in policies issued on or before May 1, 2004.

--------------------------------------------- --------------------------------------------------------------------------------
Investment Adviser:                           T. Rowe Price Investment Services
--------------------------------------------- --------------------------------------------------------------------------------
Investment Objective:                         Long-term growth of capital by investing primarily in the common stocks of medium-sized companies with the potential for above-average growth.
--------------------------------------------- --------------------------------------------------------------------------------


2. THE SUBSECTION "MODES TO MAKE A TRANSFER " UNDER THE SECTION "THE POLICY" IS REVISED AS FOLLOWS:

MODES TO MAKE A TRANSFER

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices. For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year. If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail. To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day. We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved. Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year. Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons. Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. We do not systematically monitor the transfer instructions of these individual persons. We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size. If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

3. THE SUBSECTION "DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES" UNDER THE SECTION "A NOTE ON CHARGES" IS REVISED AS FOLLOWS:

Distribution, Promotional and Sales Expenses

Commissions to brokerage firms are among the promotional and sales expenses we incur upon distribution of the Policy. We may pay a maximum gross commission of up to 35% of first year premiums and 10% for renewal premiums after the first year. In addition, we may pay asset-based commissions of up to 0.70% of the non-loaned Cash Value per year. The payment of such compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate. The actual amount of commissions we pay depends on factors such as the aggregate amount of premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services these brokerage firms provide. Individual registered representatives typically receive a portion of the commissions we pay, depending on their arrangement with their brokerage firm.

We may also provide marketing and expense allowances to brokerage firms based upon our assessment of that firm's capabilities as well as demonstrated willingness and ability to promote and market our products. The firms determine how these allowances are spent.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide's Corporate Insurance Unit.


4.  THE "LEGAL PROCEEDINGS" SECTION OF YOUR PROSPECTUS IS REVISED AS FOLLOWS:

Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC") is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past year. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents and new industry-wide legislation, rules or regulations that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, distribution and service provider compensation arrangements, and sales practices. The SEC, in conjunction with the New York State Attorney General, is conducting an investigation of market timing in certain international and global mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. The plaintiff has appealed that dismissal to the United Stated Court of Appeals for the Fifth Circuit. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.